Leases - Summary of Amounts of Lease Liabilities and the Movements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [abstract]
At the beginning of the fiscal year	$ 20,445,368	$ 13,327,052	$ 18,759,818
Additions	9,151,472	13,050,949	4,313,628
Accretion of interest	2,592,887	1,857,866	2,613,307
Difference in foreign currency	3,089,333	15,895,094	4,815,765
Payments	(8,214,878)	(8,588,108)	(6,939,367)
Monetary effect	(13,075,548)	(15,097,485)	(10,236,099)
At the end of the fiscal year	$ 13,988,634	$ 20,445,368	$ 13,327,052